RESTRUCTURING Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Severance and other costs	$ 1,598	$ 171	$ 2,251
Restructuring Initiative June 2014 [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other costs	1,430
Restructuring Initiative May 2009 and Prior [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other costs	$ 168